Average Annual Total Returns (Global Bond Trust)	12 Months Ended
May 01, 2011
JP Morgan Global (Unhedged) Government Bond Index
Average Annual Total Returns
One Year	6.42%
Five Year	7.35%
Ten Year	7.12%
Series I, Global Bond Trust
Average Annual Total Returns
One Year	10.30%
Five Year	7.01%
Ten Year	7.25%
Date of Inception	Mar. 18, 1988
Series II, Global Bond Trust
Average Annual Total Returns
One Year	10.12%
Five Year	6.79%
Ten Year	7.09%
Date of Inception	Jan. 28, 2002
Series NAV, Global Bond Trust
Average Annual Total Returns
One Year	10.40%
Five Year	7.06%
Ten Year	7.29%
Date of Inception	Feb. 28, 2005